Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 673,226	$ 465,434
Gross Unrealized Gains	8,159	1,348
Gross Unrealized Losses	2,636	2,399
Estimated Fair Value	678,749	464,383
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,870	97,400
Gross Unrealized Gains	191
Gross Unrealized Losses		289
Estimated Fair Value	12,061	97,111
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	560,033	308,310
Gross Unrealized Gains	4,550	640
Gross Unrealized Losses	2,600	2,050
Estimated Fair Value	561,983	306,900
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	100,823	59,724
Gross Unrealized Gains	3,410	708
Gross Unrealized Losses	36	60
Estimated Fair Value	104,197	$ 60,372
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500
Gross Unrealized Gains	8
Estimated Fair Value	$ 508